PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited)
as of November 30, 2019
Description	Shares	Value
Short-Term Investments 98.7%
Affiliated Mutual Fund 14.0%
PGIM Core Ultra Short Bond Fund (cost $5,714,059)(w)	5,714,059	$ 5,714,059
Unaffiliated Mutual Fund 12.2%
Dreyfus Treasury Securities Cash Management(bb) (cost $4,956,950)	4,956,950	4,956,950

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 72.5%
U.S. Treasury Bills	1.627%	01/16/20	18,100	18,064,783
U.S. Treasury Bills(h)(k)	1.879	12/19/19	8,310	8,304,177
U.S. Treasury Bills(bb)(k)	1.919	12/19/19	700	699,510
U.S. Treasury Bills(h)(k)	1.919	12/19/19	2,500	2,498,248

Total U.S. Treasury Obligations (cost $29,561,708)				29,566,718

TOTAL INVESTMENTS 98.7% (cost $40,232,717)				40,237,727
Other assets in excess of liabilities(z) 1.3%				525,278

Net Assets 100.0%				$ 40,763,005

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro
GBP—British Pound
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona

ASX—Australian Securities Exchange
BIST—Borsa Istanbul Index (Turkish Stock Exhange)
Bovespa—Sao Paulo Stock Exchange
CAC—French Stock Market Index
DAX—German Stock Index
FTSE—Financial Times Stock Exchange

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
IBEX—Spanish Stock Index
JSE—Johannesburg Stock Exchange
KOSPI—Korean Composite Stock Price Index
LIBOR—London Interbank Offered Rate
LME—London Metal Exchange
MIB—Italian Stock Exchange
MSCI—Morgan Stanley Capital International
OMXS—Nordic Exchange Stockholm Index
OTC—Over-the-counter
PRI—Primary Rate Interface
Q—Quarterly payment frequency for swaps
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
S&P—Standard & Poor’s
SGX—Singapore Exchange
SPI—Swiss Performance Index
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
TSX—Toronto Stock Exchange
ULSD—Ultra-Low Sulfur Diesel
WIG—Warsaw Stock Exchange
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security held in the Cayman Subsidiary.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Financial Futures contracts outstanding at November 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
74	10 Year Australian Treasury Bonds	Dec. 2019	$ 7,360,461	$ 54,929
45	10 Year Euro-Bund	Dec. 2019	8,481,052	(104,737)
9	ASX SPI 200 Index	Dec. 2019	1,043,415	26,676
314	BIST National 30 Index	Dec. 2019	724,542	47,009
1	DAX Index	Dec. 2019	364,842	23,697
53	Euro STOXX 50 Index	Dec. 2019	2,161,601	112,400
16	FTSE 100 Index	Dec. 2019	1,524,084	14,084
23	FTSE/JSE Top 40 Index	Dec. 2019	772,943	(13,401)
20	FTSE/MIB Index	Dec. 2019	2,563,986	169,532
15	IBEX 35 Index	Dec. 2019	1,541,019	(6,437)
78	OMXS30 Index	Dec. 2019	1,409,035	(29,973)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Financial Futures contracts outstanding at November 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
96	S&P 500 E-Mini Index	Dec. 2019	$15,089,760	$ 683,431
2	SGX Nifty 50 Index	Dec. 2019	48,404	(208)
				977,002
Short Positions:
83	10 Year Canadian Government Bonds	Mar. 2020	8,752,398	(3,290)
2	10 Year Japanese Bonds	Dec. 2019	2,798,593	1,913
5	10 Year Mini Japanese Government Bonds	Dec. 2019	699,603	347
16	10 Year U.K. Gilt	Mar. 2020	2,747,282	11,500
11	10 Year U.S. Treasury Notes	Mar. 2020	1,422,953	246
7	CAC40 10 Euro	Dec. 2019	454,925	1,610
10	Hang Seng China Enterprises Index	Dec. 2019	657,827	23,238
64	Mexican Bolsa Index	Dec. 2019	1,408,691	16,805
7	MSCI Taiwan Stock Index	Dec. 2019	304,500	5,306
12	S&P/TSX 60 Index	Dec. 2019	1,838,801	(34,560)
2	TOPIX Index	Dec. 2019	310,082	(14,166)
93	WIG20 Index	Dec. 2019	1,026,711	16,758
				25,707
				$1,002,709

Commodity Futures contracts outstanding at November 30, 2019(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions:
7	Copper	Mar. 2020	$465,763	$ 3,822
2	Corn	Mar. 2020	38,125	219
24	Cotton No. 2	Mar. 2020	784,320	(3,216)
6	Gasoline RBOB	Jan. 2020	400,932	(26,922)
17	Live Cattle	Dec. 2019	824,160	46,216
1	LME Nickel	Dec. 2019	81,768	(10,838)
13	LME PRI Aluminum	Dec. 2019	578,500	(410)
3	LME Zinc	Dec. 2019	172,200	(16,125)
1	Mini Gold	Feb. 2020	47,347	(156)
10	WTI Crude	Jan. 2020	551,700	(21,003)
				(28,413)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Commodity Futures contracts outstanding at November 30, 2019(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Short Positions:
8	Coffee ’C’	Mar. 2020	$357,150	$(25,374)
2	E-Mini Crude Oil	Jan. 2020	55,170	1,851
3	Gold 100 OZ	Feb. 2020	441,810	593
19	Lean Hogs	Dec. 2019	471,390	17,709
14	Natural Gas	Jan. 2020	319,340	46,306
1	NY Harbor ULSD	Jan. 2020	78,897	2,559
8	Silver	Mar. 2020	684,240	9,004
17	Soybean	Jan. 2020	745,238	56,676
33	Soybean Oil	Jan. 2020	605,484	5,694
8	Sugar #11 (World)	Mar. 2020	115,942	(4,373)
8	Wheat	Mar. 2020	216,700	(11,923)
				98,722
				$ 70,309

(1)    Represents positions held in the Cayman Subsidiary.
Forward foreign currency exchange contracts outstanding at November 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	AUD	8,350	$ 5,762,743	$ 5,651,076	$ —	$(111,667)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	AUD	900	609,382	609,098	—	(284)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	AUD	700	481,985	473,743	—	(8,242)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 12/18/19	Morgan Stanley Capital Services LLC	AUD	100	$ 67,648	$ 67,678	$ 30	$ —
British Pound,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	GBP	1,600	2,072,306	2,071,088	—	(1,218)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	GBP	100	124,238	129,443	5,205	—
Canadian Dollar,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	5,850	4,433,541	4,404,956	—	(28,585)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	4,850	3,670,568	3,651,972	—	(18,596)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	2,850	2,164,018	2,146,004	—	(18,014)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	450	340,197	338,842	—	(1,355)
Euro,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	5,300	5,888,818	5,847,802	—	(41,016)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	765,000	$ 7,052,996	$ 7,000,680	$ —	$ (52,316)
New Zealand Dollar,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	5,400	3,476,547	3,466,856	—	(9,691)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	250	156,874	160,503	3,629	—
Norwegian Krone,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NOK	36,250	4,018,758	3,935,432	—	(83,326)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NOK	24,500	2,683,079	2,659,809	—	(23,270)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NOK	2,000	218,585	217,127	—	(1,458)
Swedish Krona,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SEK	16,500	1,710,531	1,724,974	14,443	—
Swiss Franc,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CHF	800	807,885	801,409	—	(6,476)
				$45,740,699	$45,358,492	23,307	(405,514)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	AUD	1,300	$ 887,860	$ 879,809	$ 8,051	$ —
British Pound,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	GBP	2,000	2,578,570	2,588,859	—	(10,289)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	GBP	100	123,644	129,442	—	(5,798)
Canadian Dollar,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	4,700	3,544,162	3,539,025	5,137	—
Euro,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	1,300	1,442,236	1,434,367	7,869	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	1,100	1,215,740	1,213,694	2,046	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	250	276,082	275,840	242	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	150	165,795	165,504	291	—

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	270,000	$ 2,520,767	$ 2,470,828	$ 49,939	$ —
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	90,000	827,495	823,610	3,885	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	55,000	514,571	503,317	11,254	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	20,000	185,145	183,024	2,121	—
New Zealand Dollar,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	4,400	2,807,565	2,824,846	—	(17,281)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	550	353,186	353,106	80	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	50	31,480	32,100	—	(620)
Norwegian Krone,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NOK	63,000	6,905,736	6,839,510	66,226	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NOK	45,000	5,010,543	4,885,364	125,179	—

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SEK	34,250	$ 3,568,545	$ 3,580,627	$ —	$ (12,082)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SEK	16,500	1,716,507	1,724,973	—	(8,466)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SEK	14,000	1,448,197	1,463,614	—	(15,417)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SEK	750	76,559	78,408	—	(1,849)
Swiss Franc,
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CHF	1,600	1,624,799	1,602,819	21,980	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CHF	1,450	1,478,972	1,452,554	26,418	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CHF	1,350	1,363,940	1,352,379	11,561	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CHF	300	301,973	300,528	1,445	—
				$40,970,069	$40,698,147	343,724	(71,802)
						$367,031	$(477,316)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Total return swap agreements outstanding at November 30, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bovespa Index Futures(Q)	–	Credit Suisse Securities (Europe) Limited	12/18/19	BRL 5,084	$ 2,187	$—	$ 2,187
KOSPI 200 Index Futures(Q)	–	Credit Suisse Securities (Europe) Limited	12/12/19	KRW 485,596	99	—	99
Swiss Market Index Futures(Q)	–	Credit Suisse Securities (Europe) Limited	12/20/19	CHF (595)	(34,799)	—	(34,799)
					$(32,513)	$—	$(32,513)

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).